Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended		25 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2016
Related Party Transactions [Abstract]
Related party loan	$ 670	$ 670	$ 670
Payroll	40,000	40,000	83,333
Accrued salary	$ 83,333	$ 43,333	$ 83,333